Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Blade Therapeutics, Inc.
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	178,329,409	156,600,925
Ordinary shares, shares issued	10,035,358	7,887,913
Ordinary shares, shares outstanding	10,035,358	7,887,913
Convertible notes payable at fair value (in Dollars)	$ 29,168	$ 15,103
Convertible preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	151,185,364	133,656,880
Convertible preferred stock, shares issued	83,044,690	83,044,690
Convertible preferred stock, shares outstanding	83,044,690	83,044,690
Class A Ordinary Shares
Ordinary shares subject to possible redemption	23,000,000	23,000,000
Ordinary shares, shares authorized	500,000,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000